Note 12 - Related Party Transactions (Details Textual) - CAD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021
Statement Line Items [Line Items]
Revenue from rendering of services, related party transactions	$ 23,000	$ 19,000	$ 48,000	$ 36,000
Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount	5,000,000.0		5,000,000.0
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	1,300,000		1,300,000		$ 1,500,000
Allowance account for credit losses of financial assets at end of period	0		0		0
Key management personnel of entity or parent [member] | Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount	500,000		500,000
Corporation controlled by key management personnel [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 2,400,000		$ 2,400,000		$ 2,800,000